ING LOGO AMERICAS US Legal Services
Anngharaad S. Reid Paralegal (860) 273-4474 Fax: (860) 273-3004 ReidA@ING-AFS.com

September 19, 2002	BY EDGARLINK

U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Attention: Filing Desk

Re:

ReliaStar SelectHLife Variable Account of ReliaStar Life Insurance Company
Post Effective Amendment No. 3 to the Registration Statement on Form S-6
Prospectus Title: Variable Accumulation DesignSM
File Nos. 333-47094 and 811-04208
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 ("Amendment No. 3") for ReliaStar SelectHLife Variable Account of ReliaStar Life Insurance Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 3 of the Registrant's Registration Statement on Form S-6 which was declared effective on September 17, 2002. The text of Amendment No. 3 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474 (this number is changing on September 23, 2002 to 860-723-2275).

Sincerely,

/s/ Anngharaad S. Reid
Anngharaad S. Reid

Hartford Site 151 Farmington Avenue TS31 Hartford, CT 06156-8975	ING North American Insurance Corporation